Segmented Information (Details) - Schedule of segment information for assets and liabilities - Segment Information [Member] - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Segmented Information (Details) - Schedule of segment information for assets and liabilities [Line Items]
Cash	$ 29,322,504	$ 46,441,482
Short-term investments	192,398	143,914
Equity investments	496,741	496,526
Plant and equipment	1,462,848	1,118,639
Mineral property interests	85,298,776	75,535,422
Other assets	7,304,988	3,083,141
Total Assets	124,078,255	126,819,124
Total Liabilities	(3,869,300)	(1,094,567)
Canada and BVI [Member] | Corporate [Member]
Segmented Information (Details) - Schedule of segment information for assets and liabilities [Line Items]
Cash	27,575,127	46,259,720
Short-term investments	192,398	143,914
Equity investments	496,741	496,526
Plant and equipment	73,532	115,340
Mineral property interests
Other assets	410,637	461,135
Total Assets	28,748,435	47,476,635
Total Liabilities	(762,968)	(573,163)
Bolivia [Member] | Exploration and Development [Member]
Segmented Information (Details) - Schedule of segment information for assets and liabilities [Line Items]
Cash	1,701,935	158,539
Short-term investments
Equity investments
Plant and equipment	1,389,316	988,503
Mineral property interests	85,298,776	72,664,054
Other assets	3,908,163	2,427,576
Total Assets	92,298,190	76,238,672
Total Liabilities	(2,610,317)	(333,405)
China [Member] | Exploration and Development [Member]
Segmented Information (Details) - Schedule of segment information for assets and liabilities [Line Items]
Cash	45,442	23,223
Short-term investments
Equity investments
Plant and equipment		14,796
Mineral property interests		2,871,368
Other assets	2,986,188	194,430
Total Assets	3,031,630	3,103,817
Total Liabilities	$ (496,015)	$ (187,999)